ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Jan. 03, 2021
Equity [Abstract]
Schedule of Changes to the Balance in Accumulated Other Comprehensive (Loss)

Changes to the balance in accumulated other comprehensive (loss) income were as follows:

Predecessor
(in thousands)	Gains/(Losses) on Cash Flow Hedges
Balance as of December 30, 2018	$—
Unrealized gain on cash flow hedges	1,408
Balance as of December 29, 2019	1,408
Unrealized loss on cash flow hedges	(7,463)
Balance as of August 28, 2020	$(6,055)

Successor
(in thousands)	Gain on Cash Flow Hedges
Balance as of August 29, 2020	$—
Unrealized gain on cash flow hedges	924
Balance as of January 3, 2021	$924